Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current liabilities loans and borrowings	$ 230,012,557	$ 623,618,208
Current liabilities loans and borrowings	150,777,810	$ 106,291,772
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	623,618,208
Non-current liabilities incorporation by acquisition of companies
Non-current liabilities payments
Non-current liabilities non-cash transactions	(260,433,723)
Non-current liabilities disbursements
Non-current liabilities other	(133,171,928)
Non-current liabilities loans and borrowings	230,012,557
Current liabilities	106,291,772
Current liabilities incorporation by acquisition of companies
Current liabilities payments	(139,594,652)
Current liabilities non-cash transactions	(157,778,832)
Current liabilities disbursements	99,913,486
Current liabilities other	241,946,036
Current liabilities loans and borrowings	150,777,810
Loans And Borrowings 1 [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	306,793,547
Non-current liabilities incorporation by acquisition of companies	44,524,487
Non-current liabilities payments
Non-current liabilities non-cash transactions	(328,153,997)
Non-current liabilities disbursements	151,703,215
Non-current liabilities other	448,750,956
Non-current liabilities loans and borrowings	623,618,208
Current liabilities	123,325,354
Current liabilities incorporation by acquisition of companies	82,252,388
Current liabilities payments	(235,334,831)
Current liabilities non-cash transactions	(149,456,490)
Current liabilities disbursements	8,671,600
Current liabilities other	276,833,751
Current liabilities loans and borrowings	$ 106,291,772